INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

Intangible assets consisted of the following as of:

	Estimated life	March 31, 2022	December 31, 2021
Website	3 years	$10,799	$10,799
Accumulated amortization		(5,999)	(5,099)
		$4,800	$5,700

As of March 31, 2022, estimated future amortization expenses related to intangible assets were as follows:

Intangible Assets
2022 (remaining 9 months)	$2,100
2023	2,100
$4,800

The Company had amortization expense of $900 and $10,354 for the three months ended March 31, 2022 and 2021, respectively.

On January 8, 2020, James Joyce, the Company’s CEO and Craig Roberts, the Company’s CTO, assigned to the Company the rights to patent 62/881,740 pertaining to the devices, systems and methods for the broad-spectrum reduction of pro-inflammatory cytokines in blood.

NOTE 5 – INTANGIBLE ASSETS

Intangible assets consisted of the following as of:

	Estimated life	December 31, 2021	December 31, 2020
Trademarks	3 years	$-	$22,060
Website	3 years	10,799	10,799
Accumulated amortization		(5,099)	(10,954)
		$5,700	$21,905

As of December 31, 2021, estimated future amortization expenses related to intangible assets were as follows:

Intangible Assets
2022	$3,600
2023	2,100
$5,700

The Company had amortization expense of $16,205 and $10,954 for the years ended December 31, 2021 and 2020, respectively.

On January 8, 2020, James Joyce, the Company’s CEO and Craig Roberts, the Company’s COO, assigned to the Company the rights to patent 62/881,740 pertaining to the devices, systems and methods for the broad-spectrum reduction of pro-inflammatory cytokines in blood.